SCHEDULE OF INVESTMENTS

Ivy Government Securities Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations - 10.4%
Federal Farm Credit Bank:
3.560%, 10-6-32	$5,000	$5,685
3.460%, 2-22-33	3,500	3,936
Federal Home Loan Bank:
2.500%, 4-27-26	5,000	5,001
3.090%, 5-16-36	3,000	3,000
Tennessee Valley Authority,
2.875%, 2-1-27	2,500	2,621
U.S. Department of Transportation,
6.001%, 12-7-21(A)	8,000	8,622
		28,865

Mortgage-Backed Obligations - 37.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6-25-22	7,250	7,381
5.000%, 5-15-23	507	526
3.000%, 10-15-36	2,102	2,130
3.000%, 4-15-46	2,216	2,267
3.000%, 4-15-53	2,941	2,996
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
3.430%, 1-25-27(B)	3,500	3,744
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10-1-44	1,769	1,868
3.500%, 10-1-49	4,464	4,602
3.000%, 11-1-49	4,978	5,106
3.000%, 12-1-49	4,500	4,593
Federal National Mortgage Association Agency REMIC/CMO:
3.360%, 12-1-22	1,834	1,894
3.020%, 1-1-23	1,122	1,149
2.390%, 6-1-25	4,375	4,404
3.360%, 7-1-25	2,492	2,635
3.500%, 4-25-37	1,734	1,773
2.500%, 5-25-45	5,091	5,172
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.380%, 11-1-20	62	62
4.381%, 6-1-21	3,345	3,428
2.759%, 4-1-22	5,348	5,448
2.000%, 10-1-27	1,389	1,382
3.400%, 6-1-31	3,000	3,224
4.000%, 12-1-31	1,160	1,235
4.000%, 12-1-32	2,619	2,743
5.500%, 12-1-34	365	410
6.000%, 4-1-39	122	134
4.500%, 2-1-44	2,309	2,560
4.500%, 2-1-48	2,175	2,357
3.500%, 8-1-49	4,953	5,163
3.000%, 9-1-49	4,461	4,569
3.000%, 10-1-49	2,274	2,309
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3-16-42	6,878	6,845
3.000%, 4-20-48	4,000	4,045
3.500%, 4-20-48	3,951	4,232

Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 4-20-34	2,074	2,277
		104,663

United States Government Agency Obligations - 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12-15-23	1,224	1,308

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 48.6%		$134,836
(Cost: $131,314)
UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 48.4%
U.S. Treasury Bonds:
2.750%, 8-15-42	2,500	2,667
2.500%, 2-15-45	500	509
2.250%, 8-15-49	5,000	4,845
U.S. Treasury Notes:
1.375%, 9-30-20	4,000	3,992
2.875%, 10-31-20	5,000	5,050
2.750%, 11-30-20	4,000	4,039
2.500%, 1-31-21	3,300	3,330
1.125%, 6-30-21	2,000	1,986
1.125%, 9-30-21	1,500	1,487
2.000%, 12-31-21	3,000	3,023
1.875%, 4-30-22	6,000	6,036
1.750%, 5-31-22	2,000	2,007
2.000%, 10-31-22	2,000	2,021
2.000%, 11-30-22	1,000	1,011
2.750%, 7-31-23	7,500	7,783
2.625%, 12-31-23	3,000	3,109
2.000%, 4-30-24	17,000	17,218
2.125%, 7-31-24	17,500	17,824
1.875%, 8-31-24	4,000	4,031
2.250%, 10-31-24	6,500	6,664
2.250%, 11-15-24	6,380	6,541
2.125%, 11-30-24	1,500	1,529
2.750%, 2-28-25	900	946
2.000%, 8-15-25	4,000	4,051
1.625%, 2-15-26	5,000	4,950
1.625%, 5-15-26	5,500	5,438
2.250%, 2-15-27	6,000	6,161
2.375%, 5-15-27	1,000	1,036
2.250%, 8-15-27	500	514
2.875%, 5-15-28	2,000	2,151
1.625%, 8-15-29	2,500	2,433
		134,382

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 48.4%		$134,382
(Cost: $132,451)

SHORT-TERM SECURITIES	Shares

Money Market Funds (C) - 10.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	29,493	29,493

TOTAL SHORT-TERM SECURITIES – 10.6%		$29,493
(Cost: $29,493)

TOTAL INVESTMENT SECURITIES – 107.6%		$298,711
(Cost: $293,258)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (7.6)%		(21,094)

NET ASSETS – 100.0%		$277,617

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $8,622 or 3.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$134,836	$—
United States Government Obligations	—	134,382	—
Short-Term Securities	29,493	—	—
Total	$29,493	$269,218	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$293,258

Gross unrealized appreciation	5,944

Gross unrealized depreciation	(491)

Net unrealized appreciation	$5,453